Supplemental Financial Information - Schedule of the Components of Other Income (Expense) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Income Statement Elements [Abstract]
Investment gains and (losses)	$ 0	$ 89	$ 0	$ 89	$ 100	$ 2	$ (8)
Derivative financial instruments gains and (losses)	(14)	(7)	(16)	(4)	0	(24)	(91)
Divestitures, net	2	1	3	1	2	(5)	0
Non-operating foreign currency gains and (losses)	(12)	(1)	24	(3)	59	(20)	5
Other income (expense)	$ (24)	$ 82	$ 11	$ 83	$ 161	$ (47)	$ (94)